Deferred Policy Acquisition Costs, Deferred Reinsurance Losses, Deferred Reinsurance Gains And Deferred Sales Inducements (Balance of and Changes in DSI) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of period	[1]	$ 414,619
Balance, end of period	[1]	381,504	$ 414,619
Variable Annuities
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of period		414,619	0
Capitalization		676	167
Amortization expense		(33,791)	(17,885)
Other adjustments		0	432,337
Balance, end of period		$ 381,504	$ 414,619

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.